Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of other benefits of members of the board of directors (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Board directors
Other benefits
Advances	€ 0	€ 0
Loans granted	262	99
Pension funds and plans: Endowments and/or contributions	1,208	1,197
Pension funds and plans: Accumulated rights	82,578	73,481
Life insurance premiums	928	720
Guarantees provided for directors	0	0
Former board directors
Other benefits
Pension funds and plans: Accumulated rights	€ 42,662	€ 44,456